UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):          [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Stieven Capital Advisors, L.P.
Address:                  12412 Powerscourt Drive, Suite 250
                          St. Louis, MO  63131

13F File Number:          028-12969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    Daniel M. Ellefson
Title:                   Officer - Managing Director
Phone:                   314-779-2450

Signature, Place, and Date of Signing:

/s/ Daniel M. Ellefson         St. Louis, MO         February 10, 2010

Report Type (Check only one):

[x]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                  47

Form 13F Information Table Value Total:                  92,114
                                                         (thousands)

List of Other Included Managers:                         NONE

FORM 13F INFORMATION TABLE
AS OF DATE: 12-31-2009

                                    TITLE OF             VALUE    SHRS/     SHR/   PUT/   INVSTMT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                      CLASS    CUSIP       (x$1000) PRN AMT   PRN    CALL   DISCRTN   MGRS    SOLE    SHARED   NONE
______________                      _______  _____       _______  _______   ___    ___    _______   _____   _____   ______   _____
1ST UNITED BANCORP INC FLA          COM      33740N105   718      100600    SH            SOLE              100600
AMERICAN RIVER BANKSHARES           COM      029326105   393      50000     SH            SOLE              50000
ANNALY CAP MGMT INC                 COM      035710409   1754     101100    SH            SOLE              101100
BANK OF AMERICA CORPORATION         UNIT     060505419   5595     375000    SH            SOLE              375000
BANK OF MARIN BANCORP               COM      063425102   4233     130003    SH            SOLE              130003
BANK OF THE OZARKS INC              COM      063904106   2145     73299     SH            SOLE              73299
BAR HBR BANKSHARES                  COM      066849100   723      26336     SH            SOLE              26336
CAROLINA BK HLDGS INC GREENS        COM      143785103   460      141430    SH            SOLE              141430
CENTERSTATE BANKS INC               COM      15201P109   2270     225000    SH            SOLE              225000
CHIMERA INVT CORP                   COM      16934Q109   3677     947800    SH            SOLE              947800
CITIZENS REPUBLIC BANCORP IN        COM      174420109   7181     10407560  SH            SOLE              10407560
CYPRESS SHARPRIDGE INVTS INC        COM      23281A307   1631     120700    SH            SOLE              120700
EAGLE BANCORP INC MD                COM      268948106   895      85491     SH            SOLE              85491
FIFTH THIRD BANCORP                 COM      316773100   981      100600    SH            SOLE              100600
FIRST CMNTY BANCSHARES INC N        COM      31983A103   3633     301453    SH            SOLE              301453
FIRST FINL BANCORP OH               COM      320209109   7356     505200    SH            SOLE              505200
FIRST KEYSTONE FINL INC             COM      320655103   412      34900     SH            SOLE              34900
FIRST MIDWEST BANCORP DEL           COM      320867104   965      88600     SH            SOLE              88600
FOX CHASE BANCORP                   COM      35137P106   1301     136673    SH            SOLE              136673
HANCOCK HLDG CO                     COM      410120109   2405     54900     SH            SOLE              54900
HERITAGE FINL CORP WASH             COM      42722X106   2708     196519    SH            SOLE              196519
HMN FINL INC                        COM      40424G108   441      105116    SH            SOLE              105116
HOME BANCORP INC                    COM      43689E107   653      53600     SH            SOLE              53600
IBERIABANK CORP                     COM      450828108   1141     21200     SH            SOLE              21200
INDIANA COMMUNITY BANCORP           COM      454674102   336      44211     SH            SOLE              44211
KEYCORP NEW                         COM      493267108   1046     188499    SH            SOLE              188499
MB FINANCIAL INC NEW                COM      55264U108   3412     173100    SH            SOLE              173100
MERCANTILE BANK CORP                COM      587376104   1139     369708    SH            SOLE              369708
MERIDIAN INTERSTAT BANCORP I        COM      58964Q104   2376     273100    SH            SOLE              273100
MFA FINANCIAL INC                   COM      55272X102   5755     782930    SH            SOLE              782930
MIDSOUTH BANCORP INC                COM      598039105   695      50000     SH            SOLE              50000
PACIFIC CONTINENTAL CORP            COM      69412V108   2286     199800    SH            SOLE              199800
PORTER BANCORP INC                  COM      736233107   1026     68249     SH            SOLE              68249
REGIONS FINANCIAL CORP NEW          COM      7591EP100   2395     452800    SH            SOLE              452800
SCBT FINANCIAL CORP                 COM      78401V102   1343     48500     SH            SOLE              48500
SEACOAST BKG CORP FLA               COM      811707306   1231     755200    SH            SOLE              755200
SIERRA BANCORP                      COM      82620P102   1151     150900    SH            SOLE              150900
SIMMONS 1ST NATL CORP               CL A     828730200   556      20000     SH            SOLE              20000
SMITHTOWN BANCORP INC               COM      832449102   2008     337532    SH            SOLE              337532
SOUTHERN CMNTY FINL CORP            COM      842632101   809      356232    SH            SOLE              356232
SUNTRUST BKS INC                    COM      867914103   2041     100600    SH            SOLE              100600
TOWER FINANCIAL CORP                COM      891769101   1379     200617    SH            SOLE              200617
UMPQUA HLDGS CORP                   COM      904214103   715      53300     SH            SOLE              53300
UNITED CMNTY BKS BLAIRSVLE G        COM      90984P105   3620     1067748   SH            SOLE              1067748
WASHINGTON BKG CO OAK HBR WA        COM      937303105   657      55000     SH            SOLE              55000
WELLS FARGO & CO NEW                COM      949746101   2254     83500     SH            SOLE              83500
WINTRUST FINANCIAL CORP             COM      97650W108   213      6922      SH            SOLE              6922